COMMITMENTS AND CONTINGENCIES - Loans and Unfunded Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Unused Commitments to Extend Credit	$ 3,750,657	$ 3,982,599
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	11,761,778	10,933,176
Commercial
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,887,965	1,942,868
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,815,858	3,501,221
Lease financing
Other Commitments [Line Items]
Unused Commitments to Extend Credit	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	598,045	474,817
Construction real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	327,743	565,009
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	779,446	564,832
Commercial real estate-investor
Other Commitments [Line Items]
Unused Commitments to Extend Credit	95,810	101,689
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,093,384	3,138,629
Commercial real estate-owner
Other Commitments [Line Items]
Unused Commitments to Extend Credit	40,791	40,346
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	968,360	942,310
Residential real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	76,401	98,686
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,462,284	1,333,674
Home equity
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,002,965	972,474
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	849,039	758,676
Installment
Other Commitments [Line Items]
Unused Commitments to Extend Credit	33,200	25,841
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	133,051	159,078
Credit card
Other Commitments [Line Items]
Unused Commitments to Extend Credit	285,782	235,686
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 62,311	$ 59,939